RISK MANAGEMENT - Modified Financial Assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loan commitments and financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 29,798,544	$ 31,008,169
Loan commitments and financial guarantee contracts [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Notional amount	25,821,105	25,497,816
Loan commitments and financial guarantee contracts [member] | United States of America, Dollars
Disclosure of financial assets [line items]
Notional amount	3,962,607	5,480,746
Loan commitments and financial guarantee contracts [member] | Euro Member Countries, Euro
Disclosure of financial assets [line items]
Notional amount	13,585	27,934
Loan commitments and financial guarantee contracts [member] | Other Currency [Member]
Disclosure of financial assets [line items]
Notional amount	1,247	1,673
Guarantees
Disclosure of financial assets [line items]
Notional amount	3,052,607	4,679,653
Unused credit card limits
Disclosure of financial assets [line items]
Notional amount	12,449,298	11,861,422
Approved credits not disbursed
Disclosure of financial assets [line items]
Notional amount	4,818,508	5,037,950
Credit arrangements
Disclosure of financial assets [line items]
Notional amount	4,223,426	4,119,577
Unused limits of overdrafts
Disclosure of financial assets [line items]
Notional amount	2,264,226	2,491,299
Unused letters of credit
Disclosure of financial assets [line items]
Notional amount	735,472	1,203,070
Other Commitments
Disclosure of financial assets [line items]
Notional amount	$ 2,255,007	$ 1,615,198